LIABILITIES IN RESPECT OF GOVERNMENT GRANTS (Schedule of Liabilities in Respect of Government Grants) (Details) - USD ($) $ in Thousands	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020
Disclosure Of Liabilities In Respect Of Government Grants [Abstract]
Balance at January 1,	$ 3,766	$ 3,362
Grants received	380	320
Royalties paid	(20)	(22)
Amounts recorded in profit or loss	(16)	106
Balance at June 31,	$ 4,110	$ 3,766